Share Capital and Reserves (Details)								12 Months Ended
	Dec. 13, 2023 ILS (₪) shares	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 11, 2022 USD ($) $ / shares shares	Dec. 02, 2022 $ / shares shares	Aug. 31, 2022 $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 07, 2022 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 11, 2023	Aug. 14, 2023 shares	Jun. 05, 2023 shares	Jun. 30, 2022 ₪ / shares	Jun. 30, 2022 USD ($)	Feb. 28, 2021 shares	Feb. 16, 2021
Share Capital and Reserves (Details) [Line Items]
Ordinary shares issued | shares	90,000	90,000							145,000				900,000,000				288,080
Gross proceeds	₪ 3,627,000	$ 1,000,000	$ 1,500,000			$ 13,000,000	$ 13,000,000
Units of public shares | shares							2,941,918	208,282	208,282
Consisting price per share							$ 4.13		$ 4.129
Warrants price per share				$ 157,510	$ 5		$ 5		0.3508
Prefunded Warrant Shares									0.001
Pre-funded warrants | shares				469,654	208,259
Exercise price per share									$ 5.16
Additional price | shares						126,482		469,654	469,654
Exercise price				$ 4.129					$ 0.001
Over allotment option price | $						$ 343,172
Pre-funded warrants price | $																$ 343,172
Expected dividend percentage
Interest rate									85.70%			8.00%		8.00%
Exercise price percentage								52.92%	52.92%
ADS price per share									$ 2.76
Warrants average price									$ 4.07
ADS market price | $									$ 0.72
Company sold share | shares			809,061
Purchase price per share | ₪ / shares															₪ 0.01
Aggregate liquidated damages equal rate									12.00%					95.00%
Incremental issuance costs | $									$ 70,000
Percentage of voting									4.99%									12.00%
Advanced to the company | $									$ 2,000,000
Accrues interest rate									7.50%
Discount rate									3.00%
Credit derivative, fair value | $									$ 0
Discount rate								17.51%	17.51%
Advance to company | $									$ 1,000,000
Depreciation rate, investment property, cost model								8.00%	8.00%
Debt cost | $									$ 30,000
Advance shares | shares								33,034,240	33,034,240
Purchase price								₪ 12,572	$ 3,394,000
Direct offfering | shares	1,666,667	1,666,667
Offering price per share		$ 0.6
American Depository Shares [Member]
Share Capital and Reserves (Details) [Line Items]
Ordinary shares issued | shares														68,152
Purchase price per share			$ 1.854
Discount rate									5.00%
Bottom of range [member]
Share Capital and Reserves (Details) [Line Items]
Interest rate										2.16%
Top of range [member]
Share Capital and Reserves (Details) [Line Items]
Interest rate										3.11%
Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Expected dividend percentage								0.00%	0.00%	0.00%